Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Revenue
Cost of revenue
Cost of revenue – related party
Gross profit (loss)
Operating expenses
General and administrative	6,383			41,260
General and administrative – related party	26			84
Sales and marketing	751			1,791
Research and development	10,975			25,022
Research and development – related party	267			643
Project development	324			625
Option settlement – related party				79,054
Depreciation, amortization and accretion	20,057			45,031
Total operating expenses	38,783			193,510
Operating loss	(38,783)			(193,510)
Other income (expense)
Interest income (expense)	7,690			19,473
Change in Earnout Shares liability and Warrant liability	(14,577)			26,515
Other income (expense)				(1)
Net other income (expense)	(6,887)			45,987
Net loss before income tax	(45,670)			(147,523)
Income tax benefit	(4,038)			(5,707)
Net loss after income tax	(41,632)			(141,816)
Net loss attributable to non-controlling interests	(30,211)			(98,760)
Net loss attributable to NET Power Inc.	(11,421)			(43,056)
Other comprehensive gain (loss)
Foreign currency translation gain (loss)
Unrealized gain on investments	662
Total other comprehensive gain (loss)	662
Comprehensive loss	(40,970)			(141,816)
Comprehensive loss attributable to non-controlling interests	(29,773)			(98,760)
Comprehensive loss attributable to NET Power Inc.	$ (11,197)			$ (43,056)
Net loss per share of Class A Common Stock (Successor) or per membership interest (Predecessor) (in Dollars per share)	$ (0.16)			$ (0.62)
Weighted average shares basic (in Shares)	71,894,553			69,755,848
Predecessor [Member]
Revenue		$ 50	$ 175		$ 580
Cost of revenue			3		189
Cost of revenue – related party					86
Gross profit (loss)		50	172		305
Operating expenses
General and administrative		5,563	12,684		16,685
General and administrative – related party		110	177		504
Sales and marketing		340	869		801
Research and development		1,102	2,058		3,121
Research and development – related party		6,464	12,243		15,817
Project development		178	479		15
Option settlement – related party
Depreciation, amortization and accretion		3,332	5,812		13,387
Total operating expenses		17,089	34,322		50,330
Operating loss		(17,039)	(34,150)		(50,025)
Other income (expense)
Interest income (expense)		(30)	4		(4,791)
Change in Earnout Shares liability and Warrant liability
Other income (expense)		2	(30)		38
Net other income (expense)		(28)	(26)		(4,753)
Net loss before income tax		(17,067)	(34,176)		(54,778)
Income tax benefit
Net loss after income tax		(17,067)	(34,176)		(54,778)
Net loss attributable to non-controlling interests
Net loss attributable to NET Power Inc.		(17,067)	(34,176)		(54,778)
Other comprehensive gain (loss)
Foreign currency translation gain (loss)					(3)
Unrealized gain on investments
Total other comprehensive gain (loss)					(3)
Comprehensive loss		(17,067)	(34,176)		(54,781)
Comprehensive loss attributable to non-controlling interests
Comprehensive loss attributable to NET Power Inc.		$ (17,067)	$ (34,176)		$ (54,781)
Net loss per share of Class A Common Stock (Successor) or per membership interest (Predecessor) (in Dollars per share)		$ (4.55)	$ (9.07)		$ (14.79)
Weighted average shares basic (in Shares)		3,748,476	3,766,871		3,702,803